Entity Information	6 Months Ended
Jun. 30, 2024
Entity Information [Abstract]
ENTITY INFORMATION

NOTE 1 – ENTITY INFORMATION

Turbo Energy, S.A. was incorporated under the name of Distritech Solutions S.L. on September 18, 2013 under the laws of the Kingdom of Spain. The Company then changed its name to Solar Rocket S.L. on October 7, 2013. On April 8, 2021, Solar Rocket S.L. merged with Spanish corporation Turbo Energy S.L.U (“Turbo Energy S.L.U.”). Turbo Energy S.L.U then became a wholly-owned subsidiary of Solar Rocket S.L. This merger was approved by the Board of Directors of both companies. Following the merger, the Company changed its name to Turbo Energy S.L. on April 8, 2021. On February 8, 2023, we changed the Company from a Spanish unipersonal limited company to a Spanish limited stock company. As such, our Company’s name was changed to Turbo Energy, S.A. (“Turbo Energy” or the “Company).

The corporate purpose of the Company, in accordance with its bylaws, consists of the acquisition, distribution and sale of electrical and electronic material for the development of renewable energy projects, such as solar panels, inverters, chargers, regulators, batteries and structures, among others. We design, develop, and distribute equipment for the generation, management, and storage of photovoltaic energy. Our energy storage products are managed, from the cloud and through the inverter of the installation, by an advanced software system which is optimized by artificial intelligence (“AI”). The key advantage is that our products, when compared to conventional battery storage systems, reduce electricity bills and protect the installation from power outages. Currently, we primarily sell inverters, batteries and photovoltaic modules to installers and other distributors for residential consumers located throughout Europe with concentration in Spain.

The Company is a subsidiary of publicly traded Umbrella Global Energy, S.A. (“Umbrella Global”), whose main shareholder is Crocodile Investment, S.L.U, (hereinafter, the “Ultimate Partner”), with a registered office in Valencia. The majority shareholder of Turbo Energy is Umbrella Global.

On November 8, 2022, Turbo Energy embarked on a new business related to pioneering new solutions for self-consumption of electricity, thus paid total consideration of €2,250 to acquire 100% of the ordinary shares of IM2 Energía Solar Proyecto 35 S.L.U. (“IM2”), a company under common control by Turbo Energy’s chief executive officer and established under the laws of the Kingdom of Spain on August 1, 2019. Following the transaction, IM2 became a wholly-owned subsidiary of Turbo Energy. On November 29, 2022, IM2 changed its name to Turbo Energy Solutions S.L.U. Since its incorporation, this subsidiary has had insignificant activity.

On September 21, 2023, Turbo Energy entered into an Underwriting Agreement with Titan Partners Group, a division of American Capital Partners, LLC, and Boustead Securities, LLC as the as the representative (“Representative”) of the underwriters named on Schedule 1 thereto, relating to the Company’s firm commitment underwritten initial public offering (the “Offering”) of ADSs, each representing five ordinary shares of the Company, par value five cents of euro per share. Pursuant to the Underwriting Agreement, the Company agreed to sell 1,000,000 ADSs to the underwriters at a public offering price of $5.00 per ADS (the “Offering Price”), before underwriting discounts and commissions, and granted the Representative a 45-day over-allotment option to purchase up to an additional 150,000 ADSs, equivalent to 15% of the ADSs sold in the Offering, at the Offering Price per ADS, pursuant to the Company’s registration statement on Form F-1, as amended (File No. 333-273198), that was filed with the U.S. Securities and Exchange Commission (“SEC”) and became effective on September 21, 2023 under the Securities Act of 1933, as amended (the “Securities Act”). The Offering was closed on September 26, 2023.

Merger by Absorption Process

On April 8, 2021, the merger of Solar Rocket, S.L. (“Absorbing Company”) and Turbo Energy, S.L.U. (“Absorbed Company”) was formalized in a public deed registered in the Mercantile Registry of Valencia on August 9, 2021. The merger process, approved by the respective shareholders’ meetings on June 30, 2020, consisted of the extinction without liquidation of the Absorbed Company, transferring its assets and liabilities en bloc to the Absorbing Company, which acquired, by universal succession, the rights and obligations of the Absorbed Company. The Company recorded the assets and liabilities contributed by the Absorbed Company at the value established in the accounting regulations in force at that time. The consolidated financial statements for the year 2021 include the information required by the regulations in relation to the aforementioned absorption process.

On the same date of the merger described above, the Absorbing Company changed its corporate name to Turbo Energy, S.L.U. as described above.